Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Small Cap Power Buffer ETF™ - February | iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)